DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant other observable inputs (Level 2) | Fair value measured on recurring basis
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	1,837	136
Fair value of derivative liabilities	(421)	(403)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Interest rate swap agreements
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	12	41
Fair value of derivative liabilities	(421)	(403)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Cross-currency interest rate swap agreements
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	1,825	95
Level 1
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Level 3
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0